Income Tax - Summary of Years Open to Examination under Different Jurisdiction (Detail)	12 Months Ended
Dec. 31, 2016
Earliest Tax Year [Member] | Canada [Member]
Income Tax Examination [Line Items]
Years open to examination	2008
Earliest Tax Year [Member] | US [Member]
Income Tax Examination [Line Items]
Years open to examination	2013
Latest Tax Year [Member] | Canada [Member]
Income Tax Examination [Line Items]
Years open to examination	2016
Latest Tax Year [Member] | US [Member]
Income Tax Examination [Line Items]
Years open to examination	2016